11 SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through June 13, 2013, which is the date the financial statements were available to be issued.

From April 1, 2013 through May 28, 2013, the Company sold 760,000 shares of Mediswipe common stock and received net proceeds of $32,274 from such sales.

Effective May 1, 2013, the Company agreed to compensate Mr. Canton $100,000 annually for his services. Mr. Canton can elect to receive his compensation in cash or common stock of the Company.

Effective June 1, 2013, the Company will be leasing office space at 407 East Fort Street, Suite 500, Detroit, Michigan, 48226. The lease for approximately 1,722 square feet is for two years with monthly of 1,950 for the first year and $2,010 for the second year. The Company plans to utilize the space for corporate offices as well as a call center for marketing the Company’s directory business.

Management has determined that there are no further events subsequent to the balance sheet date that should be disclosed in these financial statements.

NOTE 11 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 22, 2013, which is the date the financial statements were available to be issued.

Management has determined that there are no further events subsequent to the balance sheet date that should be disclosed in these financial statements.